Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Assets	$ 1,678,043,055	$ 1,592,855,622
Liabilities	1,373,573,830	1,317,638,103
Shareholders' Equity	304,469,225	275,217,519	$ 240,087,488	$ 195,509,533
Net (Loss) / Income for the Year	31,094,407	38,508,477	$ 48,946,578
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subsidiaries [line items]
Assets	1,475,481,065	1,427,936,985
Liabilities	1,223,387,627	1,198,775,669
Shareholders' Equity	252,093,438	229,161,316
Net (Loss) / Income for the Year	22,932,127	31,276,853
Cobranzas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Assets	4,480,289	2,240,407
Liabilities	3,042,245	1,907,665
Shareholders' Equity	1,438,044	332,742
Net (Loss) / Income for the Year	(1,372,320)	(857,134)
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Assets	2,794,107
Liabilities	937,219
Shareholders' Equity	1,856,888
Net (Loss) / Income for the Year	2,132,887
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Assets	85,872	71,291
Liabilities	30,412	30,709
Shareholders' Equity	55,460	40,582
Net (Loss) / Income for the Year	53,408	61,463
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Assets	691,989	765,344
Liabilities	551,473	597,963
Shareholders' Equity	140,516	167,381
Net (Loss) / Income for the Year	(25,995)	5,520
Galicia Securities S.A.U. [member]
Disclosure of subsidiaries [line items]
Assets	4,234,744
Liabilities	3,564,205
Shareholders' Equity	670,539
Net (Loss) / Income for the Year	459,039
Galicia Seguros S.A.U. [member]
Disclosure of subsidiaries [line items]
Assets	6,626,001	7,121,052
Liabilities	4,307,192	4,607,949
Shareholders' Equity	2,318,809	2,513,103
Net (Loss) / Income for the Year	1,240,064	1,853,355
Galicia Warrants S.A. [member]
Disclosure of subsidiaries [line items]
Assets	1,020,516	1,060,887
Liabilities	314,499	259,245
Shareholders' Equity	706,017	801,642
Net (Loss) / Income for the Year	12,932	(62,149)
IGAM LLC [Member]
Disclosure of subsidiaries [line items]
Assets	675,266	656,675
Liabilities	288	136,709
Shareholders' Equity	674,978	519,966
Net (Loss) / Income for the Year	(1,150,556)	236,251
INVIU Uruguay Agente de Valores S A [Member]
Disclosure of subsidiaries [line items]
Assets	76,225	1,306
Liabilities	4,228	4,226
Shareholders' Equity	71,997	(2,920)
Net (Loss) / Income for the Year	(28,369)	(4,229)
INVIU S.A.U. [Member]
Disclosure of subsidiaries [line items]
Assets	1,796,569	654,001
Liabilities	1,296,313	241,624
Shareholders' Equity	500,256	412,377
Net (Loss) / Income for the Year	(930,514)	242,186
Naranja Digital Comapañía Financiera S.A.U. [member]
Disclosure of subsidiaries [line items]
Assets	1,315,560	1,258,530
Liabilities	90,392	82,897
Shareholders' Equity	1,225,168	1,175,633
Net (Loss) / Income for the Year	(880,922)	(650,865)
Ondara S.A. [member]
Disclosure of subsidiaries [line items]
Assets	34,133	47,879
Liabilities	14	142
Shareholders' Equity	34,119	47,737
Net (Loss) / Income for the Year	(13,618)	(20,427)
Sudamericana Holding S.A. [member]
Disclosure of subsidiaries [line items]
Assets	2,743,029	3,991,335
Liabilities	11,276	85,940
Shareholders' Equity	2,731,753	3,905,395
Net (Loss) / Income for the Year	1,197,774	1,985,486
Tarjeta Naranja S.A. [member]
Disclosure of subsidiaries [line items]
Assets	193,754,221	152,856,085
Liabilities	154,552,978	116,853,134
Shareholders' Equity	39,201,243	36,002,951
Net (Loss) / Income for the Year	9,088,823	5,021,233
Tarjetas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Assets	44,812,562	38,627,624
Liabilities	5,364	43,847
Shareholders' Equity	44,807,198	38,583,777
Net (Loss) / Income for the Year	$ 6,223,420	$ 3,260,735